CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Consolidated Statements of Comprehensive Income (Loss)
Net loss	$ (4,009,477)	$ (3,951,687)	$ (3,761,777)	$ (1,604,244)
Other comprehensive income (loss):
Foreign currency translation adjustments	(1,846,695)	755,989	(1,923,772)	(2,093,196)
Comprehensive income (loss)	$ (5,856,172)	$ (3,195,698)	$ (5,685,549)	$ (3,697,440)